CONSOLIDATED STATEMENTS OF PROFIT AND OTHER COMPREHENSIVE INCOME - CNY (¥)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
CONSOLIDATED STATEMENTS OF PROFIT AND OTHER COMPREHENSIVE INCOME
Interest income on loans	¥ 51,545,000	¥ 57,844,000
Interest expense:
Interest expenses on loans	(10,393,000)	(9,988,000)
Business related taxes and surcharges	(203,000)	(203,000)
Total interest expense	(10,596,000)	(10,191,000)
Net interest income	40,949,000	47,653,000
Reversal of /(Provision of) credit impairment losses	(6,311,000)	16,382,000
Net interest income after credit impairment losses	34,638,000	64,035,000
General and administrative	(4,175,000)	(3,866,000)
Total operating costs and expenses	(4,175,000)	(3,866,000)
Profit before income tax	30,463,000	60,169,000
Income tax expense	0	0
Net profit	30,463,000	60,169,000
Exchange differences on translation of financial statements of entities outside the mainland of the People's Republic of China	(397,000)	(170,000)
Total comprehensive income for the period	30,066,000	59,999,000
Equity holders of the Company net profit	24,370,000	48,136,000
Non-controlling interests	6,093,000	12,033,000
Net profit loss	30,463,000	60,169,000
Total comprehensive income attributable to:
Equity holders of the Company	24,053,000	47,999,000
Comprehensive income non-controlling interests	6,013,000	12,000,000
Total comprehensive income	¥ 30,066,000	¥ 59,999,000
Earnings per share - basic and diluted (in RMB)	¥ 0.03	¥ 0.05
Earnings per ADS - basic and diluted (in US$)	¥ 0.34	¥ 0.99
Weighted average shares outstanding in the period ('000)	1,134,021,000	1,002,201,000
Weighted average ADS outstanding in the period ('000)	12,941,000	9,357,000